Note 8 - Administrative Expenses	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of general and administrative expense [text block]
8	Administrative expenses

	2024	2023

Investor relations	237	322
Audit fee	134	139
Advisory services fees	782	3,823
Listing fees	321	592
Directors fees – Company	346	301
Directors fees – Blanket	34	30
Employee costs	3,350	2,815
Other office administration cost	100	247
Information technology and communication cost– Group related	128	84
Director and management liability insurance	461	414
Travel costs	382	355
	6,275	9,122